EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-20	15-Apr-20	15-May-20
To	30-Apr-20	15-May-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$52,700,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,318,600,000.00

Required Participation Amount	$1,318,600,000.00
Excess Receivables	$96,551,038.83
Excess Funding Account	16,403,679.18

Total Collateral	1,431,554,718.01

Collateral as Percent of Notes	143.16%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,260,734,859.77
Total Principal Collections	($894,902,304.10)
Investment in New Receivables	$513,573,801.16
Receivables Added for Additional Accounts	$0.00
Repurchases	($10,435,192.77)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($550,516,464.28)
Less Servicing Adjustment	($4,937,521.76)

Ending Balance	$4,313,517,178.02

SAP for Next Period	32.81%

Average Receivable Balance	$4,551,102,679.93
Monthly Payment Rate	19.66%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,093,801.44
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,093,801.44

Series Allocation Percentage at Month-End	32.81%
Floating Allocation Percentage at Month-End	71.45%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	0.814000%
Applicable Margin	0.560000%

	1.374000%

	Actual	Per $1000
Interest	1,145,000.00	1.15
Principal	—	—

		1.15
Total Due Investors	1,145,000.00
Servicing Fee	1,022,495.00

Excess Cash Flow	(739,064.05)

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	(739,064.05)
Deposit to Reserve	739,064.05
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.66%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	37.54%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.